Subsequent Event: (Details 1) (USD $)	1 Months Ended
	Jul. 31, 2012	Jul. 03, 2012
Face Value of Notes: Large Note Holders		$ 77,187,000
Redeemed for Cash: Large Note Holders	15,439,500
Redeemed for Shares #: Large Note Holders	11,351,029
Redeemed for Shares $: Large Note Holders	38,593,500
Redeemed for Modified Notes: Large Note Holders		$ 23,154,000